Warrants (Details Textual) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrant (Textual)
Warrant granted to Management Firm to purchase common stock	1,716,340	1,974,774
Warrants granted to Management Firm to purchase common stock, exercise price	$ 0.01	$ 0.01
Warrants granted to purchase common stock, term	7 years	7 years
Fair value of warrants recorded as stock-based compensation expense	$ 1,957,754	$ 2,153,442
Expected life	7 years	10 years
Discount rate	1.82%
Expected volatility	60.64%
Expected dividends	0.00%	0.00%
Warrants percentage of total issued and outstanding shares of capital stock		10.00%
Minimum [Member]
Warrant (Textual)
Discount rate		1.92%
Expected volatility		64.77%
Maximum [Member]
Warrant (Textual)
Discount rate		3.17%
Expected volatility		70.72%